ARROW DWA TACTICAL: INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 69.4%
	AEROSPACE & DEFENSE - 2.1%
620	Airbus S.E.	$ 82,859
5,242	Leonardo SpA	78,971
		161,830
	APPAREL & TEXTILE PRODUCTS - 0.8%
89	LVMH Moet Hennessy Louis Vuitton S.E.	63,531

	AUTOMOTIVE - 1.9%
1,005	Mercedes-Benz Group A.G.	58,956
291	Rheinmetall A.G.	83,274
		142,230
	BANKING - 14.5%
10,052	Banco Bilbao Vizcaya Argentaria S.A.	78,956
18,800	Banco BPM SpA	95,960
1	Banco de Credito e Inversiones S.A.	24
7,757	Banco do Brasil S.A.	74,432
21,113	Banco Santander S.A.	77,445
21,582	Bangkok Bank PCL	94,049
20,158	CaixaBank S.A.	81,814
5,940	Mediobanca Banca di Credito Finanziario SpA	70,848
12,563	Oversea-Chinese Banking Corp Ltd.	116,345
13,365	Powszechna Kasa Oszczednosci Bank Polski S.A. (a)	138,101
10,861	Regional S.A.B. de C.V.	82,311
3,787	UniCredit SpA	94,685
5,669	United Overseas Bank Ltd.	111,875
		1,116,845
	BEVERAGES - 0.9%
6,032	Davide Campari-Milano N.V.	66,582

	CHEMICALS - 1.0%
467	Air Liquide S.A.	79,907

	COMMERCIAL SUPPORT SERVICES - 0.9%
1,228	Edenred	65,292

ARROW DWA TACTICAL: INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 69.4% (Continued)
	ELECTRIC UTILITIES - 1.9%
21,364	Cia Energetica de Minas Gerais	$ 65,267
12,661	Equatorial Energia S.A.	79,570
		144,837
	ELECTRICAL EQUIPMENT - 2.9%
848	Legrand S.A.	73,124
2,046	Prysmian SpA	76,414
468	Schneider Electric S.E.	71,807
		221,345
	ENGINEERING & CONSTRUCTION - 6.6%
2,165	ACS Actividades de Construccion y Servicios S.A.	78,292
2,436	Ferrovial S.E.	73,320
6,570	Infrastrutture Wireless Italiane SpA	71,756
23,787	Keppel Corp Ltd.	107,887
4,396	Technip Energies N.V.	96,071
704	Vinci S.A.	77,843
		505,169
	ENTERTAINMENT CONTENT - 1.0%
3,043	CD Projekt S.A.	75,864

	FOOD - 0.8%
15,352	Grupo Bimbo S.A.B. de C.V.	62,311

	GAS & WATER UTILITIES - 1.1%
7,052	Cia de Saneamento Basico do Estado de Sao Paulo	81,629

	HOUSEHOLD PRODUCTS - 1.0%
183	L'Oreal S.A.	76,723

	INDUSTRIAL REIT - 1.0%
22,286	Prologis Property Mexico S.A. de CV	80,010

	INSTITUTIONAL FINANCIAL SERVICES - 2.5%
450	Deutsche Boerse A.G.	73,913

ARROW DWA TACTICAL: INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 69.4% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.5% (Continued)
16,511	Singapore Exchange Ltd.	$ 114,199
		188,112
	INSURANCE - 7.2%
12,933	BB Seguridade Participacoes S.A.	78,713
37,884	Caixa Seguridade Participacoes S/A	81,391
393	Hannover Rueck S.E.	86,636
229	Muenchener Rueckversicherungs-Gesellschaft A.G. in	91,731
11,691	Powszechny Zaklad Ubezpieczen S.A.	132,157
10,054	Qualitas Controladora S.A.B. de C.V.	83,104
		553,732
	LEISURE FACILITIES & SERVICES - 1.0%
23,681	Alsea S.A.B. de C.V. (a)	78,596

	MACHINERY - 0.8%
1,476	Interpump Group SpA	61,546

	OFFICE REIT - 0.0%(b)
4,756	Keppel REIT	2,762

	OIL & GAS PRODUCERS - 1.0%
4,793	Eni SpA	78,258

	REAL ESTATE OWNERS & DEVELOPERS - 1.9%
24,484	Corp Inmobiliaria Vesta S.A.B. de C.V.	76,780
14,621	Multiplan Empreendimentos Imobiliarios S.A.	71,961
		148,741
	RETAIL - CONSUMER STAPLES - 2.9%
9,659	Grupo Carso S.A.B. de C.V.	61,908
13,039	Grupo Comercial Chedraui S.A. de CV	75,950
2,796	Koninklijke Ahold Delhaize N.V.	82,854
		220,712
	RETAIL - DISCRETIONARY - 4.0%
1,082	HUGO BOSS A.G.	63,095
2,115	Industria de Diseno Textil S.A.	72,858

ARROW DWA TACTICAL: INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 69.4% (Continued)
	RETAIL - DISCRETIONARY - 4.0% (Continued)
5,829	Localiza Rent a Car S.A.	$ 58,962
35	LPP S.A.	112,686
		307,601
	SEMICONDUCTORS - 2.1%
190	ASM International N.V.	78,119
827	BE Semiconductor Industries N.V.	85,160
		163,279
	SOFTWARE - 1.1%
608	SAP S.E.	81,551

	TECHNOLOGY SERVICES - 2.0%
1,249	Amadeus IT Group S.A.	71,141
641	Wolters Kluwer N.V.	82,152
		153,293
	TRANSPORTATION & LOGISTICS - 4.5%
1,719	Deutsche Post A.G.	66,875
6,674	Grupo Aeroportuario del Centro Norte S.A.B. de	51,161
4,570	Grupo Aeroportuario del Pacifico S.A.B. de C.V.	53,353
8,003	Poste Italiane SpA	79,107
21,204	Singapore Airlines Ltd.	94,623
		345,119

	TOTAL COMMON STOCKS (Cost $5,410,196)	5,327,407

	EXCHANGE-TRADED FUNDS — 29.5%
	EQUITY - 29.5%
2,500	iShares MSCI Brazil ETF	74,425
6,372	iShares MSCI France ETF	219,515
8,241	iShares MSCI Netherlands ETF	308,625
23,683	iShares MSCI Poland ETF	470,108
12,231	iShares MSCI Singapore ETF	214,287
8,574	iShares MSCI Spain ETF	229,440

ARROW DWA TACTICAL: INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 29.5% (Continued)
	EQUITY - 29.5% (Continued)
21,941	iShares MSCI Turkey ETF			$ 749,286
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,330,713)			2,265,686

	PREFERRED STOCKS — 2.7%
	AUTOMOTIVE — 0.8%
745	Bayerische Motoren Werke A.G.			63,194

	ELECTRIC UTILITIES — 0.9%
30,688	Cia Energetica de Minas Gerais			71,288

	HOUSEHOLD PRODUCTS — 1.0%
1,034	Henkel A.G. & Company KGaA			74,500

	TOTAL PREFERRED STOCKS (Cost $249,863)			208,982

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(b)
	RETAIL - DISCRETIONARY - 0.0% (b)
42	Localiza Rent a Car S.A. (Brazil) (Cost $147)	11/3/2023	$ 47.00	46

ARROW DWA TACTICAL: INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Expiration Date	Exercise Price	Fair Value
	WARRANT — 0.0%(b)
	BANKING - 0.0% (b)
4,410	Kiatnakin Phatra Bank PCL (Thailand) (c)(d)	01/01/2025	$ 70.00	$ –
4,410	Kiatnakin Phatra Bank PCL (Thailand) (c)(d)	01/01/2027	70.00	–
	TOTAL WARRANT (Cost $0)			–

	TOTAL INVESTMENTS - 101.6% (Cost $7,990,919)			7,802,121
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%			(122,896)
	NET ASSETS - 100.0%			$ 7,679,225

A.G.	- Aktiengesellschaft
LTD	- Limited Company
NV	- Naamioze Vennootschap
PCL	- Public Company Limited
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
SA de CV	- Sociedad Anonima de Capital Variable
S.E.	- Societas Europaea
SpA	- Società per azioni
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Illiquid security. The total fair value of these securities as of October 31, 2023 was $0, representing 0.0% of net assets.
(d)	The fair value of this investment is determined using significant unobservable inputs.